Cash And Cash Equivalents - Summary of Cash And Cash Equivalents (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	[1]	Dec. 31, 2017	[1]
Statement [line items]
Bank balances	€ 67,080	€ 96,644
Total	67,080	€ 96,644	[1]	€ 1,053		€ 5,476
Arrival Group [Member]
Statement [line items]
Bank balances	28
Total	€ 28

[1]	Restated to reflect reclassification of cash flows described in note 2